Derivative and Hedging Instruments - Summary of Gross Notional Amount and Fair Value of Derivative Instruments (Detail) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 402,477,000,000	$ 414,734,000,000
Fair value, assets	19,449,000,000	13,703,000,000
Fair value, liabilities	10,284,000,000	7,803,000,000
Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	5,180,000,000	4,489,000,000
Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	350,000,000	519,000,000
Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	86,000,000	91,000,000
Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,790,000,000	1,834,000,000
Designated [Member] | Cash flow hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount		80,000,000
Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	132,000,000	101,000,000
Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	2,822,000,000	1,864,000,000
Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	397,297,000,000	410,245,000,000
Fair value, assets	19,384,000,000	13,597,000,000
Fair value, liabilities	9,849,000,000	7,337,000,000
Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	283,172,000,000	300,704,000,000
Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	26,329,000,000	23,156,000,000
Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	33,432,000,000	29,248,000,000
Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	14,582,000,000	15,492,000,000
Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	13,069,000,000	14,297,000,000
Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	12,248,000,000	11,736,000,000
Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	3,387,000,000	4,052,000,000
Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	502,000,000	652,000,000
Non designated [Member] | Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	10,576,000,000	10,908,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	19,449,000,000	13,703,000,000
Fair value, liabilities	10,284,000,000	7,803,000,000
Fair value [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	17,894,000,000	12,155,000,000
Fair value, liabilities	8,397,000,000	5,815,000,000
Fair value [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	869,000,000	653,000,000
Fair value, liabilities	37,000,000	174,000,000
Fair value [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	6,000,000	9,000,000
Fair value [Member] | Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	65,000,000	106,000,000
Fair value, liabilities	435,000,000	466,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities	5,000,000	13,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	3,000,000	5,000,000
Fair value, liabilities	1,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	39,000,000	80,000,000
Fair value, liabilities	407,000,000	367,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, liabilities		9,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	16,000,000
Fair value, liabilities		12,000,000
Fair value [Member] | Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	7,000,000	21,000,000
Fair value, liabilities	22,000,000	65,000,000
Fair value [Member] | Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	19,449,000,000	13,703,000,000
Fair value, liabilities	10,284,000,000	7,803,000,000
Fair value [Member] | Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	15,159,000,000	11,204,000,000
Fair value, liabilities	8,140,000,000	5,675,000,000
Fair value [Member] | Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	606,000,000	747,000,000
Fair value, liabilities	1,399,000,000	1,341,000,000
Fair value [Member] | Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	2,337,000,000	670,000,000
Fair value, liabilities	273,000,000	158,000,000
Fair value [Member] | Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	853,000,000	653,000,000
Fair value, liabilities	37,000,000	163,000,000
Fair value [Member] | Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	423,000,000	314,000,000
Fair value [Member] | Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	$ 6,000,000	$ 9,000,000